Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2022
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 15 – Concentration of major customers and suppliers

For the fiscal year ended September 30, 2022, one major customer accounted for 58% of the Company’s total sales. For the fiscal year ended September 30, 2021, three major customers accounted for approximately 44%, 33%, and 11% of the Company’s total sales, respectively. For the fiscal year ended September 30, 2020, three major customers accounted for approximately 36%, 26%, and 20% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2022, three major customers accounted for 42%, 20%, and 18% of the Company’s accounts receivable balance, respectively. As of September 30, 2021, three major customers accounted for approximately 46%, 31%, and 20% of the Company’s accounts receivable balance, respectively.

For the fiscal year ended September 30, 2022, two major suppliers accounted for 35% and 14% of the total purchases, respectively. For the fiscal year ended September 30, 2021, three major suppliers accounted for approximately 26%, 25% and 16% of the total purchases, respectively. For the fiscal year ended September 30, 2020, three major suppliers accounted for approximately 29%, 17% and 10% of the total purchases, respectively.

As of September 30, 2022, four suppliers accounted for 27%, 18%, 17%, and 10% of the Company’s advance to suppliers balance, respectively. As of September 30, 2021, four suppliers accounted for approximately 40%, 15%, 15%, and 15% of the Company’s advance to suppliers balance, respectively.